SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 shares
Property, Plant and Equipment [Line Items]
Antidilutive securities					11,843,500
Cash, FDIC insured amount | $	$ 250,000		$ 250,000		$ 250,000
Naturalshrimp Incorporated [Member]
Property, Plant and Equipment [Line Items]
Debt conversion converted, shares				4,762,376		4,762,376
Warrants outstanding	18,573,116	18,506,429	18,573,116	18,506,429	18,573,116	18,506,429
Cash, FDIC insured amount | $	$ 250,000		$ 250,000		$ 250,000	$ 250,000
Amortization of intangible assets | $						341,500
Naturalshrimp Incorporated [Member] | Patents [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets | $	97,500	$ 97,500	292,500	$ 244,000
Finite lived intangible assets accumulated amortization | $	633,500,000		633,500,000		633,500,000	341,500
Naturalshrimp Incorporated [Member] | License Right [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets | $	270,000		810,000
Finite lived intangible assets accumulated amortization | $	$ 1,350,000		$ 1,350,000		$ 1,350,000	$ 540,000
Naturalshrimp Incorporated [Member] | Measurement Input, Share Price [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input | $ / shares						0.00225
Warrants, measurement input | $ / shares	0.079		0.079		0.079	0.225
Naturalshrimp Incorporated [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	0.0228		0.0228		0.0228	0.0228
Warrants, measurement input						2.42
Naturalshrimp Incorporated [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrants, measurement input	4.11		4.11		4.11
Naturalshrimp Incorporated [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants, measurement input	4.22		4.22		4.22
Naturalshrimp Incorporated [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input						0.0242
Naturalshrimp Incorporated [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input						1.0947
Naturalshrimp Incorporated [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Warrants, measurement input	125.3		125.3		125.3	185.9
Naturalshrimp Incorporated [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Warrants, measurement input	145.6		145.6		145.6	205.9
Naturalshrimp Incorporated [Member] | Measurement Input, Price Volatility [Member] | Warrant [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input						1.859
Naturalshrimp Incorporated [Member] | Measurement Input, Price Volatility [Member] | Warrant [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input						2.059
Naturalshrimp Incorporated [Member] | Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input term						1 year 9 months
Naturalshrimp Incorporated [Member] | Measurement Input, Conversion Price [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	0.0019		0.0019		0.0019
Series A Convertible Preferred Stock [Member] | Naturalshrimp Incorporated [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities	5,000,000		5,000,000			5,000,000	5,000,000
Debt conversion converted, shares	751,385,000		768,561,000			674,832,000	560,745,000
Series E Convertible Preferred Stock [Member] | Naturalshrimp Incorporated [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities						2,840
Debt conversion converted, shares						9,737,000
Fixed coversion price | $ / shares						$ 0.35
Series F Preferred Stock [Member] | Naturalshrimp Incorporated [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities	750,000		750,000			750,000
Debt conversion converted, shares	180,333,000		184,387,000
Warrants outstanding	18,573,116		18,573,116		18,573,116
Series F Preferred Stock [Member] | Naturalshrimp Incorporated [Member] | Holder [Member]
Property, Plant and Equipment [Line Items]
Debt conversion converted, shares						98,779,000
Debt conversion price, percentage						90.00%
Series F Preferred Stock [Member] | Naturalshrimp Incorporated [Member] | Options [Member]
Property, Plant and Equipment [Line Items]
Debt conversion converted, shares						162,080,000
Series F Preferred Stock [Member] | Naturalshrimp Incorporated [Member] | Convertible Debt Securities [Member]
Property, Plant and Equipment [Line Items]
Convertible debentures, value | $						$ 18,768,000
Series B Preferred Stock [Member] | Naturalshrimp Incorporated [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities						607
Debt conversion converted, shares						1,202,000
Series D Preferred Stock [Member] | Naturalshrimp Incorporated [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities						6,050
Debt conversion converted, shares						60,050,000
Common Stock [Member] | Naturalshrimp Incorporated [Member] | Measurement Input, Share Price [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input | $ / shares						0.225
Common Stock [Member] | Naturalshrimp Incorporated [Member] | Measurement Input, Share Price [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input | $ / shares						0.225
Series E Redeemable Convertible Preferred Stock [Member] | Naturalshrimp Incorporated [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities	170		1,500
Debt conversion converted, shares	2,775,000		5,143,000
Fixed coversion price | $ / shares	$ 0.35		$ 0.35		$ 0.35
Debt conversion price, percentage	90.00%
Series E Redeemable Convertible Preferred Stock One [Member] | Naturalshrimp Incorporated [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities	1,500		170
Debt conversion converted, shares	5,143,000		2,775,000
Fixed coversion price | $ / shares	$ 0.35		$ 0.35		$ 0.35
Debt conversion price, percentage			90.00%
Redeemable Convertible Preferred Stock [Member] | Naturalshrimp Incorporated [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities		9,842,000		9,842,000
Debt conversion converted, shares		67,816,000		67,816,000
Convertible debentures, value | $		$ 18,768,000		$ 18,768,000
Debt conversion price, percentage		90.00%		90.00%